Leases - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Mar. 01, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Operating lease term			67 months
Total lease payment expected amount	$ 1,172	$ 1,172
Interest payments over the initial lease term	305	305	$ 400
Operating lease right-of-use asset	740	740		$ 0
Long-term lease liability	$ 747	$ 747		$ 0
Remaining lease term	5 years	5 years
Borrowings rate of return	14.24%	14.24%
Operating lease expense	$ 100	$ 57